Debt Financings (Details 5) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended					1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2005 Subordinated Debt item	Jun. 30, 2012 Subordinated debt, $600 million tranche	Dec. 31, 2011 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche LIBOR	Dec. 31, 2005 Subordinated debt, $600 million tranche 10-year constant maturity treasury	Dec. 31, 2005 Subordinated debt, $600 million tranche 30-year constant maturity treasury	Dec. 31, 2005 Subordinated debt, $400 million tranche	Dec. 31, 2005 Subordinated debt, $400 million tranche Before call option date of December 21, 2015	Dec. 31, 2010 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Jun. 30, 2012 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jun. 30, 2012 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jun. 30, 2012 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jan. 31, 2011 Unsecured Debt 2011 Credit Facility item	Jun. 30, 2012 Unsecured Debt 2011 Credit Facility LIBOR	Dec. 31, 2011 Unsecured Debt 2011 Credit Facility LIBOR	Jun. 30, 2012 Unsecured Debt 2011 Credit Facility Base rate	Dec. 31, 2011 Unsecured Debt 2011 Credit Facility Base rate
Debt financings and information regarding the collateral provided for secured debt
Maximum aggregate available amount																$ 2,000.0
Term of debt instrument (in years)																3 years
Number of banks providing financing under the credit facility																11
Variable rate basis					3 month LIBOR	10 year constant maturity treasury	30 year constant maturity treasury			3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury		LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)					1.55%	1.55%	1.55%			1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Number of tranches	2
Amount of debt issued	1,000.0
Face amount of debt				600.0				400.0
Fixed interest rate (as a percent)									6.25%
Interest rate at period end (as a percent)		4.28%	4.34%
Redemption price of debt instrument (as a percent)		100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs		$ 50	$ 50